SCHEDULE OF FINANCIAL INSTRUMENT (Details) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
As of January 1,	$ 243	$ 240
Purchases
Change in fair value recognized in profit or loss	2	3
As of December 31,	$ 245	$ 243